FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 17, 2021	Dec. 31, 2020
Fair Value, Net Asset (Liability) [Abstract]
Total financial assets	$ 1,674,519		$ 487,682
Earn-Out shares liability	153,041	$ 240,100
Warrant liability	21,115
Total financial liabilities	174,156
Money market funds
Fair Value, Net Asset (Liability) [Abstract]
Cash equivalents:	1,345,174		361,087
Commercial paper
Fair Value, Net Asset (Liability) [Abstract]
Cash equivalents:	329,345		94,536
Commercial bonds
Fair Value, Net Asset (Liability) [Abstract]
Cash equivalents:			32,059
Level 1
Fair Value, Net Asset (Liability) [Abstract]
Total financial assets	1,345,174		361,087
Warrant liability	11,813
Total financial liabilities	11,813
Level 1 | Money market funds
Fair Value, Net Asset (Liability) [Abstract]
Cash equivalents:	1,345,174		361,087
Level 2
Fair Value, Net Asset (Liability) [Abstract]
Total financial assets	329,345		126,595
Warrant liability	9,302
Total financial liabilities	9,302
Level 2 | Commercial paper
Fair Value, Net Asset (Liability) [Abstract]
Cash equivalents:	329,345		94,536
Level 2 | Commercial bonds
Fair Value, Net Asset (Liability) [Abstract]
Cash equivalents:			$ 32,059
Level 3
Fair Value, Net Asset (Liability) [Abstract]
Earn-Out shares liability	153,041
Total financial liabilities	153,041
Contingent Earn Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities acquired or recognized	240,106
Change in fair value	(87,065)
Fair value, end of period	153,041
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liabilities acquired or recognized	29,995
Change in fair value	(8,880)
Fair value, end of period	$ 21,115